Average Annual Total Returns - Government Money Market ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor Inception Date	Service OneYear	Service FiveYears	Service TenYears	Service Inception Date
Total	0.14%	0.46%	0.24%	Nov. 17, 1997	0.02%	0.11%	0.07%	Nov. 17, 1997